GOODWIN -- PROCTER	Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109	T: 617.570.1000 F: 617.523.1231 goodwinprocter.com

February 7, 2007

BY ELECTRONIC SUBMISSION

U.S. Securities and Exchange Commission
Division of Corporate Finance
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

  Re:
  TechTarget, Inc.
  Registration Statement on Form S-1

Ladies and Gentlemen:

        Submitted herewith for filing on behalf of TechTarget, Inc. (the "Company") is a Registration Statement on Form S-1 (the "Registration Statement"), together with all exhibits thereto other than those exhibits that will be filed by amendment (as indicated in the Registration Statement), relating to the registration under the Securities Act of 1933, as amended (the "Securities Act"), of shares of common stock of the Company.

        The filing is being effected by direct transmission to the Securities and Exchange Commission's (the "Commission") EDGAR System. On February 6, 2007, in anticipation of this filing, the Company caused the filing fee of $8,025 to be wire transferred to the Commissions's account at Mellon Bank in Pittsburgh.

        Please contact the undersigned or Suzanne D. Lecaroz at (617) 570-1000 with any questions or comments you may have regarding this filing.

Very truly yours,
/s/ CAMERON C. GRAHAM
Cameron C. Graham
cc:
John J. Egan
David J. Powers
Suzanne D. Lecaroz